JOINT VENTURES AND ASSOCIATES - Changes in joint ventures investments and affiliates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
JOINT VENTURES
As of the beginning of the year	$ 39,489,898	$ 38,673,987
Share-based incentives		65,470
Foreign currency translation		(238)	$ (46,901)
Share of profit or loss	(1,126,312)	4,049,508	1,198,628
As of the end of the year	$ 38,363,586	39,489,898	38,673,987
Moolec Science S.A.
JOINT VENTURES
Sale of equity investment		(900,000)
Reclassification of Moolec Sciense S.A.		$ (2,398,829)
Share of profit or loss			$ 467,714
Moolec Science S.A. | Ordinary shares
JOINT VENTURES
Ownership held (in shares)	155,364
Percentage in Moolec Science's equity	5.00%